MORGAN STANLEY HAWAII MUNICIPAL TRUST                     Two World Trade Center
LETTER TO THE SHAREHOLDERS O MAY 31, 2001               New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy shifted from an extended growth cycle to a pronounced slowdown during the six-month period ended May 31, 2001. This change in economic conditions and the Federal Reserve Board's aggressive easing created a favorable environment for the fixed-income markets.

By the third quarter of 2000, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and May 2001, the Fed followed through by lowering the federal funds rate, in five 50-basis-point moves, from 6.50 to 4.00 percent. Subsequent to the end of the reporting period, on June 27, 2001, the Federal Reserve Board lowered rates an additional 25 basis points.

MUNICIPAL MARKET CONDITIONS

Municipal yields reacted positively to slower economic growth and the shift in Fed policy. The yield of the long-term insured municipal bond index moved from
5.55 percent in November 2000 to 5.40 percent at the end of May 2001. Short-term rates declined more rapidly and the yield curve steepened. The yield pickup for extending tax-exempt maturities from one to 30 years increased from 125 to 250 basis points.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined from 97 percent to 94 percent during the fiscal period. A declining ratio means municipals have outperformed Treasuries. Between 1998 and 2000, the ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first five months of 2001, new-issue volume increased 40 percent over its level for the same period last year, to $103 billion. Refunding issues, the most interest-rate sensitive category of underwriting, surged by 300 percent. For all of calendar year 2000, total new-issue volume was $200 billion. With less than $1 billion in new issues, Hawaii supply remained scarce.

MORGAN STANLEY HAWAII MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS O MAY 31, 2001, CONTINUED


                         30-YEAR BOND YIELDS 1995-2001

                                 AAA Ins       Tsy          % Relationship
                   12/30/94        6.75        7.88              85.66%
                   01/31/95        6.40        7.70              83.12%
                   02/28/95        6.15        7.44              82.66%
                   03/31/95        6.15        7.43              82.77%
                   04/28/95        6.20        7.34              84.47%
                   05/31/95        5.80        6.66              87.09%
                   06/30/95        6.10        6.62              92.15%
                   07/31/95        6.10        6.86              88.92%
                   08/31/95        6.00        6.66              90.09%
                   09/29/95        5.95        6.48              91.82%
                   10/31/95        5.75        6.33              90.84%
                   11/30/95        5.50        6.14              89.58%
                   12/29/95        5.35        5.94              90.07%
                   01/31/96        5.40        6.03              89.55%
                   02/29/96        5.60        6.46              86.69%
                   03/29/96        5.85        6.66              87.84%
                   04/30/96        5.95        6.89              86.36%
                   05/31/96        6.05        6.99              86.55%
                   06/28/96        5.90        6.89              85.63%
                   07/31/96        5.85        6.97              83.93%
                   08/30/96        5.90        7.11              82.98%
                   09/30/96        5.70        6.93              82.25%
                   10/31/96        5.65        6.64              85.09%
                   11/29/96        5.50        6.35              86.61%
                   12/31/96        5.60        6.63              84.46%
                   01/31/97        5.70        6.79              83.95%
                   02/28/97        5.65        6.80              83.09%
                   03/31/97        5.90        7.10              83.10%
                   04/30/97        5.75        6.94              82.85%
                   05/30/97        5.65        6.91              81.77%
                   06/30/97        5.60        6.78              82.60%
                   07/30/97        5.30        6.30              84.13%
                   08/31/97        5.50        6.61              83.21%
                   09/30/97        5.40        6.40              84.38%
                   10/31/97        5.35        6.15              86.99%
                   11/30/97        5.30        6.05              87.60%
                   12/31/97        5.15        5.92              86.99%
                   01/31/98        5.15        5.80              88.79%
                   02/28/98        5.20        5.92              87.84%
                   03/31/98        5.25        5.93              88.53%
                   04/30/98        5.35        5.95              89.92%
                   05/29/98        5.20        5.80              89.66%
                   06/30/98        5.20        5.65              92.04%
                   07/31/98        5.18        5.71              90.72%
                   08/31/98        5.03        5.27              95.45%
                   09/30/98        4.95        5.00              99.00%
                   10/31/98        5.05        5.16              97.87%
                   11/30/98        5.00        5.06              98.81%
                   12/31/98        5.05        5.10              99.02%
                   01/31/99        5.00        5.09              98.23%
                   02/28/99        5.10        5.58              91.40%
                   03/31/99        5.15        5.63              91.47%
                   04/30/99        5.20        5.66              91.87%
                   05/31/99        5.30        5.83              90.91%
                   06/30/99        5.47        5.96              91.78%
                   07/31/99        5.55        6.10              90.98%
                   08/31/99        5.75        6.06              94.88%
                   09/30/99        5.85        6.05              96.69%
                   10/31/99        6.03        6.16              97.89%
                   11/30/99        6.00        6.29              95.39%
                   12/31/99        5.97        6.48              92.13%
                   01/31/00        6.18        6.49              95.22%
                   02/29/00        6.04        6.14              98.37%
                   03/31/00        5.82        5.83              99.83%
                   04/30/00        5.91        5.96              99.16%
                   05/31/00        5.91        6.01              98.34%
                   06/30/00        5.84        5.90              98.98%
                   07/31/00        5.73        5.78              99.13%
                   08/31/00        5.62        5.67              99.12%
                   09/30/00        5.74        5.89              97.45%
                   10/31/00        5.65        5.79              97.58%
                   11/30/00        5.55        5.61              98.93%
                   12/31/00        5.27        5.46              96.52%
                   01/31/01        5.30        5.50              96.36%
                   02/28/01        5.27        5.31              99.25%
                   03/31/01        5.26        5.44              96.69%
                   04/30/01        5.45        5.79              94.13%
                   05/31/01        5.40        5.75              93.91%


Source: Municipal Market Data - A Division of Thomson Financial Municpal Group and Bloomberg L.P.

PERFORMANCE AND PORTFOLIO

On June 18, 2001, Morgan Stanley Dean Witter Hawaii Municipal Trust was renamed Morgan Stanley Hawaii Municipal Trust. During the six-month period ended May 31, 2001, the net asset value (NAV) of Morgan Stanley Hawaii Municipal Trust increased from $9.78 to $9.96 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.22 per share, the Fund's total return was 4.10 percent. Over the same time period the Lehman Brothers Municipal Bond Index posted a total return of 4.73 percent.*

--------------
 * The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY HAWAII MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS O MAY 31, 2001, CONTINUED

Please note that the Fund's investment manager assumed all operating expenses (except for brokerage fees) and waived the management fee to the extent that it exceeded 55 basis points (0.55 percent) of average net assets for the 2000 calendar year. The investment manager has agreed to cap expenses at 55 basis points again for the 2001 calendar year.

The Fund's net assets of more than $9 million were diversified among 11 long-term sectors and 26 credits. At the end of May, the portfolio's average maturity was 19 years. Its average duration, a measure of sensitivity to interest-rate changes, was 7.9 years. Generally, bonds with longer durations will have greater price volatility. More than 70 percent of the Fund's portfolio was rated triple A at the end of the period, a reflection of the importance we place on credit quality in managing the Fund. The accompanying charts provide current information on the portfolio's credit quality and sector distribution. Optional call (redemption) provisions by year, with their respective cost yields, are also shown.

LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to a rate-easing bias in its monetary policy have created a favorable backdrop for fixed-income investments. In this environment, we believe that municipals continue to offer good long-term value to investors because of their tax-free income and relative attractiveness versus Treasuries.

We appreciate your ongoing support of Morgan Stanley Hawaii Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin
Charles A. Fiumefreddo                     Mitchell M. Merin
Chairman of the Board                      President

MORGAN STANLEY HAWAII MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS O MAY 31, 2001, CONTINUED

LARGEST SECTORS AS OF MAY 31, 2001
(% OF NET ASSETS)

General Obligation      26%
Transportation          17%
Hospital                10%
Mortgage                10%
IDR/PCR*                 9%
Water & Sewer            7%
Education                6%
Electric                 5%



* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF MAY 31, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA          72%
Aa or AA             4%
A or A              19%
Baa or BBB           5%


AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.



DISTRIBUTION BY MATURITY
(% OF NET ASSETS)

Under 1 Year          0.0%
1-5 Years             0.0%
5-10 Years            2.3%
10-20 Years          53.3%
20-30 Years          29.8%
30+ Years            10.5%

WEIGHTED AVERAGE MATURITY: 19 YEARS

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY HAWAII MUNICIPAL TRUST
LETTER TO THE SHAREHOLDERS O MAY 31, 2001, CONTINUED


                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                  MAY 31, 2001

                                       WEIGHTED AVERAGE CALL PROTECTION: 8 YEARS

                                PERCENT CALLABLE

        3%     2%     6%    10%     8%     2%    16%    15%    14%    24%
      2002   2003   2004   2005   2006   2007   2008   2009   2010   2011+


                              YEARS BONDS CALLABLE

                                               WEIGHTED AVERAGE BOOK YIELD: 5.5%

                               COST (BOOK) YIELD*


      4.8%   4.5%   5.7%   5.7%   6.1%   5.9%   5.2%   5.4%   5.7%   5.3%
      2002   2003   2004   2005   2006   2007   2008   2009   2010   2011+

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 4.8% ON 3% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY HAWAII MUNICIPAL TRUST
FUND PERFORMANCE O MAY 31, 2001


AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED 5/31/01
---------------------------
1 Year                              12.03%(1)        8.67%(2)
5 Years                              5.87%(1)        5.23%(2)
Since Inception (6/16/95)            5.44%(1)        4.90%(2)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

MORGAN STANLEY HAWAII MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS O MAY 31, 2001 (UNAUDITED)


 PRINCIPAL
 AMOUNT IN                                                                               COUPON      MATURITY
 THOUSANDS                                                                                RATE         DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------
            HAWAII TAX-EXEMPT MUNICIPAL BONDS* (95.9%)
            GENERAL OBLIGATION (25.7%)
   $  200   Hawaii, 1996 Ser CM (FGIC) .............................................. 6.00 %        12/01/12    $  224,600
      300   Hawaii County, 1999 Ser A (FSA) ......................................... 5.50          05/15/17       308,100
      800   Honolulu City & County, Ser 2001 A (FSA) ................................ 5.125         09/01/21       781,703
      300   Kauai County, Ser 2000 A (FGIC) ......................................... 6.25          08/01/21       326,913
            Maui County,
      250     1998 Ser A (FGIC) ..................................................... 5.375         03/01/17       253,725
      200     2001 Ser A (WI) ....................................................... 5.00          03/01/21       192,218
      300   Puerto Rico, Public Improvement Refg Ser 1992 A ......................... 6.00          07/01/14       308,433
   ------                                                                                                       ----------
    2,350                                                                                                        2,395,692
   ------                                                                                                       ----------
            EDUCATIONAL FACILITIES REVENUE (5.6%)
      200   Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
              Control Facilities Financing Authority, Inter American University of
              Puerto Rico 1998 Ser A (MBIA) ......................................... 5.00          10/01/22       197,660
      300   University of Puerto Rico, Ser O (MBIA) ................................. 5.75          06/01/19       318,828
   ------                                                                                                       ----------
      500                                                                                                          516,488
   ------                                                                                                       ----------
            ELECTRIC REVENUE (4.6%)
            Puerto Rico Electric Power Authority,
      300     Power Ser DD (FSA) .................................................... 4.50          07/01/19       278,154
      150     Power Ser X ........................................................... 5.50          07/01/25       150,863
   ------                                                                                                       ----------
      450                                                                                                          429,017
   ------                                                                                                       ----------
            HOSPITAL REVENUE (10.1%)
            Hawaii Department of Budget & Finance,
      200     Kaiser Permanente Refg Ser 1991 A ..................................... 6.25          03/01/21       200,730
      200     Kapiolani Health Care Ser 1996 ........................................ 6.25          07/01/21       202,954
      100     Queens Health 1996 Ser A .............................................. 5.875         07/01/11       104,192
      500     Wilcox Memorial Hospital Ser 1998 ..................................... 5.35          07/01/18       430,080
   ------                                                                                                       ----------
    1,000                                                                                                          937,956
   ------                                                                                                       ----------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (8.9%)
            Hawaii Department of Budget & Finance,
      500     Hawaiian Electric Co Ser 1999 B (AMT) (Ambac) ......................... 5.75          12/01/18       515,870
      100     Hawaiian Electric Co Ser 1995 A (AMT) (MBIA) .......................... 6.60          01/01/25       107,967
      200     Hawaiian Electric Co Ser 1996 A (AMT) (MBIA) .......................... 6.20          05/01/26       208,998
   ------                                                                                                       ----------
      800                                                                                                          832,835
   ------                                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HAWAII MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS O MAY 31, 2001 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN                                                                             COUPON     MATURITY
 THOUSANDS                                                                              RATE        DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------
            MORTGAGE REVENUE - MULTI-FAMILY (7.1%)
   $  125   Hawaii Housing Finance & Development Corporation, University of Hawaii
              Faculty Ser 1995 (Ambac) .............................................. 5.65 %      10/01/16    $  128,820
      500   Honolulu, Waipahu Towers GNMA Collateralized 1995 Ser A (AMT) ........... 6.90        06/20/35       528,230
   ------                                                                                                     ----------
      625                                                                                                        657,050
   ------                                                                                                     ----------
            MORTGAGE REVENUE - SINGLE FAMILY (3.3%)
      300   Hawaii Housing Finance & Development Corporation, Purchase 1994 Ser
   ------     B (MBIA) .............................................................. 5.90        07/01/27       306,708
                                                                                                              ----------
            PUBLIC FACILITIES REVENUE (3.7%)
      250   Hawaii, Kapolei State Office Building 1998 Ser A COPs (Ambac) ........... 5.00        05/01/18       242,058
      100   Hawaii, No 1 Capital District State Office Building 2000 Ser A COPs
             (MBIA) ................................................................. 5.50        05/01/20       101,260
   ------                                                                                                     ----------
      350                                                                                                        343,318
   ------                                                                                                     ----------
            TRANSPORTATION FACILITIES REVENUE (16.8%)
            Hawaii,
      200     Airports Third Refg Ser 1994 (AMT) (Ambac) ............................ 5.75        07/01/09       210,424
      200     Airports Refg Ser 2001 (AMT) (FGIC) ................................... 5.25        07/01/21       195,860
      200     Harbor Ser 1997 (AMT) (MBIA)** ........................................ 5.75        07/01/17       205,712
      500     Highway Ser 2000 (FSA) ................................................ 5.375       07/01/18       505,885
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A .............. 4.75        07/01/38       448,135
   ------                                                                                                     ----------
    1,600                                                                                                      1,566,016
   ------                                                                                                     ----------
            WATER & SEWER REVENUE (7.0%)
            Honolulu Board of Water Supply,
      150     Ser 1996 .............................................................. 5.80        07/01/16       156,365
      300     Ser 2001 (FSA) ........................................................ 5.125       07/01/21       293,544
      200   Honolulu City & County, Wastewater Jr Ser 1998 (FGIC) ................... 5.25        07/01/17       200,994
   ------                                                                                                     ----------
      650                                                                                                        650,903
   ------                                                                                                     ----------
            OTHER REVENUE (3.1%)
      300   Hawaiian Department of Home Lands, Refg Ser 1999 ........................ 4.45        07/01/11       287,181
   ------                                                                                                     ----------
   $8,925   Total Hawaii Tax-Exempt Municipal Bonds (Cost $8,863,671) (a) ..................          95.9%    8,923,164
   ======
            Other Assets in Excess of Liabilities ..........................................           4.1       385,068
                                                                                                              ----------
            Net Assets .....................................................................         100.0%   $9,308,232
                                                                                                              ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HAWAII MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS O MAY 31, 2001 (UNAUDITED) CONTINUED

------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
WI     Security purchased on a "when-issued" basis.
*      Puerto Rico issues represent 18% of net assets.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $170,533 and the aggregate gross unrealized depreciation is $111,040, resulting in net unrealized appreciation of $59,493.

Bond Insurance:
---------------
Ambac    Ambac Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HAWAII MUNICIPAL TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2001 (unaudited)

Assets:

Investments in securities, at value
  (cost $8,863,671)................................    $8,923,164
Cash ..............................................       399,626
Interest receivable ...............................       170,730
Receivable from affiliate .........................         6,742
Prepaid expenses and other assets .................        19,227
                                                       ----------
   Total Assets: ..................................     9,519,489
                                                       ----------
Liabilities:
Payable for:
     Investments purchased ........................       192,539
     Dividends to shareholders ....................         2,291
     Plan of distribution fee .....................         1,576
Accrued expenses and other payables ...............        14,851
                                                       ----------
   Total Liabilities ..............................       211,257
                                                       ----------
   Net Assets .....................................    $9,308,232
                                                       ==========
Composition of Net Assets:

Paid-in-capital ...................................    $9,357,056
Net unrealized appreciation .......................        59,493
Accumulated net realized loss .....................      (108,317)
                                                       ----------
   Net Assets .....................................    $9,308,232
                                                       ==========
Net Asset Value Per Share,
   934,946 shares outstanding (unlimited
     shares authorized of $.01 par value) .........         $9.96
                                                            =====
Maximum Offering Price Per Share,
   (net asset value plus 3.09% of net asset
     value) .......................................        $10.27
                                                           ======

STATEMENT OF OPERATIONS
For the six months ended May 31, 2001 (unaudited)


Net Investment Income:
Interest Income ...............................   $206,918
                                                  --------
Expenses
Professional fees .............................     23,835
Shareholder reports and notices ...............     22,931
Investment management fee .....................     14,753
Plan of distribution fee ......................      7,737
Trustees' fees and expenses ...................      5,455
Transfer agent fees and expenses ..............      1,542
Custodian fees ................................        508
Other .........................................      3,082
                                                  --------
   Total Expenses .............................     79,843
Less: amounts waived/reimbursed ...............    (56,179)
Less: expense offset ..........................       (507)
                                                  --------
   Net Expenses ...............................     23,157
                                                  --------
   Net Investment Income ......................    183,761
                                                  --------
Net Realized and Unrealized Gain (Loss):
Net realized loss .............................     (4,150)
Net change in unrealized depreciation .........    118,279
                                                  --------
   Net Gain ...................................    114,129
                                                  --------
Net Increase ..................................   $297,890
                                                  ========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HAWAII MUNICIPAL TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                 FOR THE SIX     FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                                MAY 31, 2001   NOVEMBER 30, 2000
                                                               -------------- ------------------
                                                                 (unaudited)

Increase (Decrease) in Net Assets:
Operations:

Net investment income ........................................  $    183,761      $  335,444

Net realized loss ............................................        (4,150)        (74,879)

Net change in unrealized depreciation ........................       118,279         304,983
                                                                ------------      ----------
  Net Increase ...............................................       297,890         565,548
                                                                ------------      ----------
Dividends to shareholders from net investment income .........      (183,761)       (335,444)

Net increase (decrease) from transactions in shares of
 beneficial interest .........................................     1,996,365        (289,744)
                                                                ------------      ----------
  Net Increase (Decrease) ....................................     2,110,494         (59,640)
Net Assets:

Beginning of period ..........................................     7,197,738       7,257,378
                                                                ------------      ----------
  End of Period ..............................................  $  9,308,232      $7,197,738
                                                                ============      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HAWAII MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS O MAY 31, 2001 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Hawaii Municipal Trust (the "Fund"), formerly Morgan Stanley Dean Witter Hawaii Municipal Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from both federal and State of Hawaii income taxes consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on March 14, 1995 and commenced operations on June 16, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which

MORGAN STANLEY HAWAII MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS O MAY 31, 2001 (UNAUDITED) CONTINUED


may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.35% to the Fund's daily net assets.

For the six months ended May 31, 2001 and through December 31, 2001, the Investment Manager has agreed to assume all operating expenses to the extent that such expenses on an annualized basis exceed 0.55% of the daily net assets of the Fund. At May 31, 2001, included in the Statement of Assets and Liabilities is a receivable from affiliate which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.20% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 2001, the distribution fee was accrued at the annual rate of 0.18%.

The Distributor has informed the Fund that for the six months ended May 31, 2001, it received approximately $37,600 in commissions from the sale of shares of the Fund's beneficial interest. Such commissions are deducted from the proceeds of the shares and are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2001 aggregated $2,521,067 and $290,046, respectively.

MORGAN STANLEY HAWAII MUNICIPAL TRUST
NOTES TO FINANCIAL STATEMENTS O MAY 31, 2001 (UNAUDITED) CONTINUED


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $200.

5. FEDERAL INCOME TAX STATUS

At November 30, 2000, the Fund had a net capital loss carryover of approximately $104,000 of which $29,000 will be available through November 30, 2007 and $75,000 will be available through November 30, 2008 to offset future capital gains to the extent provided by regulations.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                FOR THE SIX                     FOR THE YEAR
                                                                MONTHS ENDED                        ENDED
                                                                MAY 31, 2001                  NOVEMBER 30, 2000
                                                        ----------------------------   -------------------------------
                                                                (unaudited)
                                                           SHARES          AMOUNT          SHARES           AMOUNT
                                                        ------------   -------------   -------------   ---------------
Sold ................................................      233,585      $2,338,291         114,210      $  1,090,256
Reinvestment of dividends and distributions .........        6,950          69,341          14,958           142,116
                                                           -------      ----------         -------      ------------
                                                           240,535       2,407,632         129,168         1,232,372
Repurchased .........................................      (41,244)       (411,267)       (160,217)       (1,522,116)
                                                           -------      ----------         -------      ------------
Net increase (decrease) .............................      199,291      $1,996,365         (31,049)     $   (289,744)
                                                           =======      ==========         =======      ============

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At May 31, 2001, the Fund did not hold positions in residual interest bonds.

MORGAN STANLEY HAWAII MUNICIPAL TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                 FOR THE SIX                 FOR THE YEAR ENDED NOVEMBER 30
                                                 MONTHS ENDED    --------------------------------------------------------
                                                 MAY 31, 2001       2000       1999        1998       1997       1996
                                                 ------------       ----       ----        ----       ----       ----
                                                 (unaudited)
Selected Per Share Data:
Net asset value, beginning of period ........        $ 9.78        $ 9.47     $10.41      $10.12     $ 9.95     $ 9.91
                                                     ------        ------     ------      ------     ------     ------
Income (loss) from investments operations :
 Net investment income ......................          0.22          0.45       0.46        0.49       0.50       0.50
 Net realized and unrealized gain (loss) ....          0.18          0.31      (0.88)       0.29       0.17       0.04
                                                     ------        ------     ------      ------     ------     ------
Total income (loss) from investment
 operations .................................          0.40          0.76      (0.42)       0.78       0.67       0.54
                                                     ------        ------     ------      ------     ------     ------
Less dividends and distributions from:
 Net investment income ......................         (0.22)        (0.45)     (0.46)      (0.49)     (0.50)     (0.50)
 Net realized gain ..........................             -             -      (0.06)          -          -          -
                                                     ------        ------     ------      ------     ------     ------
Total dividends and distributions ...........         (0.22)        (0.45)     (0.52)      (0.49)     (0.50)     (0.50)
                                                     ------        ------     ------      ------     ------     ------
Net asset value, end of period ..............        $ 9.96        $ 9.78     $ 9.47      $10.41     $10.12     $ 9.95
                                                     ======        ======     ======      ======     ======     ======
Total Return+................................          4.10%(1)      8.26%     (4.20)%      7.87%      6.93%      5.64%

Ratios to Average Net Assets (3):
Expenses ....................................          0.56%(2)      0.56%      0.52%       0.20%      0.19%      0.19%
Net investment income .......................          4.36%(2)      4.70%      4.54%       4.72%      5.00%      5.09%

Supplemental Data:
Net assets, end of period, in thousands .....        $9,308        $7,198     $7,257      $6,998     $4,752     $3,225
Portfolio turnover rate .....................             4%(1)        19%        18%         26%        13%        51%

-----------
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Investment Manager had not assumed expenses and waived its investment management fee, the expense and net investment income ratios would have been as follows, which reflect the effect of expense offsets as follows:


                                          EXPENSE    NET INVESTMENT    EXPENSE
       PERIOD ENDED:                       RATIO      INCOME RATIO      OFFSET
       -------------                       -----      ------------      ------
       May 31, 2001 ...............        1.89%         3.03%          0.01%
       November 30, 2000 ..........        2.37%         2.89%          0.01%
       November 30, 1999 ..........        2.45%         2.61%          0.01%
       November 30, 1998 ..........        2.42%         2.50%          0.01%
       November 30, 1997 ..........        2.95%         2.24%          0.01%
       November 30, 1996* .........        2.69%         2.59%          0.03%

       -----------
       * After application of the Fund's state expense limitation.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.




[GRAPHIC OMITTED]



MORGAN STANLEY
HAWAII MUNICIPAL TRUST



SEMIANNUAL REPORT
May 31, 2001